LOANS - Composition of Loans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment loan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 1,254,117	$ 1,033,733
% of Total	100.00%	100.00%
Deferred loan fees	$ (3,817)	$ (3,618)
Allowance for loan losses	(14,844)	(11,859)	$ (9,265)
Loans, net	$ 1,235,456	1,018,256
Number of loan portfolio segments | segment	3
Loans, net of unearned income	$ 1,250,300	1,030,115
Real estate mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	1,038,511	769,694
Allowance for loan losses	(11,554)	(8,057)	(7,254)
Real estate mortgages | Construction and development
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 174,480	$ 102,559
% of Total	13.90%	9.90%
Real estate mortgages | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 147,490	$ 152,212
% of Total	11.80%	14.70%
Real estate mortgages | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 716,541	$ 514,923
% of Total	57.10%	49.80%
Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 206,897	$ 254,395
% of Total	16.50%	24.60%
Allowance for loan losses	$ (3,166)	$ (3,609)	(1,885)
Commercial and industrial | Paycheck Protection Plan
Financing Receivable, Credit Quality Indicator [Line Items]
Number of loans outstanding | loan	36
Loans, net of unearned income	$ 9,203
Deferred loan fees	298
Adjustment to loan yield	2,677
Consumer and other
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 8,709	$ 9,644
% of Total	0.70%	1.00%
Allowance for loan losses	$ (124)	$ (193)	$ (126)